Held-to-maturity Debt Securities (Details)			12 Months Ended
	Jan. 29, 2015 USD ($)	Jan. 29, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Jan. 29, 2016 USD ($)	Jan. 29, 2016 CNY (¥)
Held-to-maturity Debt Securities
Cash consideration | ¥					¥ 98,720,762
Interest income from investments			$ 228,902	¥ 1,587,889	9,191,349
Daqing Borun | Held-to-maturity Debt Securities | Shandong Borun
Held-to-maturity Debt Securities
Units purchased (in shares) | shares		1,000,000
Par value of investment (in CNY per share) | ¥ / shares		¥ 100
Nominal annual interest rate	9.50%	9.50%
Cash consideration	$ 15,202,778	¥ 98,720,762
Principal amounts of held-to-maturity debt securities							$ 14,231,045	¥ 98,720,762
Interest income from investments			$ 228,902	¥ 1,587,889	¥ 9,191,349	¥ 0